Neuberger Berman Genesis Portfolio
Neuberger Berman Genesis Portfolio PORTFOLIO SUMMARY:
Investment Objective
High total return, consisting principally of capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Genesis Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Neuberger Berman Genesis Portfolio		Class A	Class B	Class E
Management Fee		0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses		0.86%	1.11%	1.01%
Fee Waiver	[1]	(0.01%)	(0.01%)	(0.01%)
Net Operating Expenses		0.85%	1.10%	1.00%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 29, 2013 through April 30, 2014, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Neuberger Berman Genesis Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	87	273	476	1,060
Class B	112	352	611	1,351
Class E	102	321	557	1,235

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
Neuberger Berman Management LLC (“Neuberger Berman”), subadviser to the Portfolio, invests at least 65% of the Portfolio’s assets in common stocks of small-capitalization companies, which it defines as those whose market capitalizations are similar to the market capitalization of the companies in the Russell 2000 Value Index (composed of value stocks in the Russell 2000 Index) or the S&P SmallCap 600 Index. As of December 31, 2012, the highest market capitalization of companies in the Russell 2000 Index was $4.66 billion. As of December 31, 2012, the highest capitalization of companies in the S&P SmallCap 600 Index was $4.01 billion. The Portfolio may continue to hold or buy additional shares of a company that no longer is of comparable size if Neuberger Berman continues to believe that those shares are an attractive investment. The Portfolio seeks to reduce risk by diversifying among many companies and industries. Although the Portfolio mainly invests in common stocks of small-capitalization companies, it may invest in companies of any capitalization.

Stock Selection

Neuberger Berman generally looks for undervalued companies whose current market shares and balance sheets are strong. Factors in identifying these firms may include:
  Above-average returns.
  An established market niche.
  Circumstances that would make it difficult for new competitors to enter the market.
  The ability to finance their own growth.
  Sound future business prospects.
This approach is designed to let the Portfolio benefit from potential increases in stock prices, while limiting the risks typically associated with small-capitalization stocks. At times, Neuberger Berman may emphasize certain sectors that it believes will benefit from market or economic trends.

Neuberger Berman generally follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.
Past Performance
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective January 19, 2010, Neuberger Berman became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadvisers.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2003	22.00%
Lowest Quarter	4th – 2008	-26.58%

Average Annual Total Return as of December 31, 2012
Average Annual Total Returns Neuberger Berman Genesis Portfolio	1 Year	5 Years	10 Years
Class A	10.03%	(0.27%)	7.20%
Class B	9.75%	(0.52%)	6.94%
Class E	9.90%	(0.43%)	7.04%
Russell 2000 Value Index (reflects no deduction for mutual fund fees or expenses)	18.05%	3.55%	9.50%